Unaudited Condensed Consolidated Statements of Cash flows (Parenthetical) - Target Company - Class A ordinary shares - $ / shares			6 Months Ended
	Dec. 27, 2024	Nov. 27, 2024	Mar. 31, 2025
Number of shares issued	69,995,661	69,995,661	69,995,661
Share price (in dollar per share)		$ 2	$ 2